Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue

4. Revenues

Revenue is derived from contracts with healthcare insurers, government payors, laboratory partners and patients in connection with sales of prenatal genetic, anatomic or molecular pathology tests. The Company enters into contracts with healthcare insurers related to tests provided to patients who have health insurance coverage. Insurance carriers are considered third-party payors on behalf of the patients, and the patients who receive genetic, anatomic or molecular pathology test products are considered the customers. Tests may be billed to insurance carriers, patients, or a combination of insurance carriers and patients. The Company also sells tests to laboratory partners, which are also considered to be customers. The Company’s test volumes began to decrease in the second half of March 2020 as a result of the COVID-19 pandemic spreading in the United States and resulting limitations and reordering of priorities across the U.S. healthcare system. The Company expects test volumes to continue to be adversely affected by COVID-19 and cannot predict when volumes will return to normal.

In accordance with ASC 606, a performance obligation represents a promise in a contract to transfer a distinct good or service to a customer and the consideration should be allocated to each distinct performance obligation and recognized as revenue when or as the performance obligation is satisfied. The Company has evaluated its contracts with healthcare insurers, government payors, laboratory partners and patients and identified a single performance obligation in those contracts, the delivery of a test result. The Company satisfies its performance obligation at a point in time upon the delivery of the test result, at which point the Company can bill for its products. The amount of revenue recognized reflects the transaction price and considers the effects of variable consideration, which is discussed below.

Once the Company satisfies its performance obligations upon delivery of a test result and bills for the product, the timing of the collection of payments may vary based on the payment practices of the third-party payor. The Company bills patients directly for co-pays and deductibles that they are responsible for and also bills patients directly in cases where the customer does not have insurance.

The Company has established an accrual for refunds of payments previously made by healthcare insurers based on historical experience and executed settlement agreements with healthcare insurers. The refunds are accounted for as reductions in revenues in the statement of operations as an element of variable consideration. For example, during the three months ended June 30, 2020, the Company accrued $10.3 million for refunds to government payors related to reimbursement for the Company’s Preparent expanded carrier screening tests during 2019 and early 2020. In the United States, the American Medical Association (“AMA”) generally assigns specific billing codes for laboratory tests under a coding system known as Current Procedure Terminology (“CPT”), which the Company and its ordering healthcare providers must use to bill and receive reimbursement for molecular tests. Effective January 1, 2019, the AMA issued a CPT code for genetic testing for severe inherited conditions that includes sequencing of at least 15 genes, which affects potential reimbursement for the Company’s Preparent expanded carrier screening tests. As part of the Company’s work to improve its compliance program, including its internal auditing and monitoring function, the Company commissioned a third-party review of its billing processes. In connection with that audit, the Company identified that it had not effectively transitioned to the implementation of the new CPT code in 2019, and as a result the Company received an overpayment of approximately $10.3 million from government payors during 2019 and early 2020. The Company settled the obligations to the relevant government programs in early October 2020.

The transaction price is an estimate and may be fixed or variable. Variable consideration includes reimbursement from healthcare insurers, government payors, and patients and is adjusted for estimates of disallowed cases, discounts, and refunds using the expected value approach. Tests billed to healthcare insurers and directly to patients can take up to nine months to collect and the Company may be paid less than the full amount billed or not paid at all. For insurance carriers and government payors, management utilizes the expected value method using a portfolio of relevant historical data for payors with similar reimbursement characteristics. The portfolio estimate is developed using historical reimbursement data from payors and patients, as well as known current reimbursement trends not reflected in the historical data. Such variable consideration is included in the transaction price only to the extent it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainties with respect to the amount are resolved. The Company monitors these estimates at each reporting period based on actual cash collections and the status of settlement agreements with third-party payors, in order to assess whether a revision to the estimate is required. Both the initial estimate and any subsequent revision to the estimate contain uncertainty and require the use of judgment in the estimation of the transaction price and application of the constraint for variable consideration. If actual results in the future vary from the Company’s estimates, the Company will adjust these estimates, which would affect revenue and earnings in the period such variances become known. The consideration expected from laboratory partners is generally a fixed amount.

The Company periodically updates its estimate of the variable consideration recognized for previously delivered performance obligations. These updates resulted in an additional $3.3 million and a reduction of $19.4 million of revenue reported for the three and nine months ended September 30, 2020, respectively, and a reduction of $17.8 million and an additional $1.0 million of revenue reported for the three and nine months ended September 30, 2019, respectively. These amounts included (i) adjustments for actual collections versus estimated variable consideration as of the beginning of the reporting period and (ii) cash collections and the related recognition of revenue in the current period for tests delivered in prior periods due to the release of the constraint on variable consideration, offset by (iii) reductions in revenue for the accrual for reimbursement claims and settlements described in Note 9.

Disaggregation of Revenues

The following table shows a further disaggregation of revenues by payor type (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Commercial third-party payors	$18,555	$23,058	$58,148	$108,851
Government health benefit programs(1)	5,692	(5,513)	(3,374)	11,432
Patient/laboratory distribution partners	1,696	1,227	5,263	3,226

Total revenues	$25,943	$18,772	$60,037	$123,509

(1)

The revenue amounts include accruals for reimbursement claims and settlements included in the estimates of variable consideration recorded during the three and nine months ended September 30, 2020 and 2019. Revenue recognized reflect the effects of variable consideration, and include adjustments for estimates of disallowed cases, discounts, and refunds. The variable consideration includes reductions in revenues for the accrual for reimbursement claims and settlements.

4. Revenue

Product revenue is derived from contracts with healthcare insurers, government payors, laboratory partners and patients in connection with sales of prenatal genetic, anatomic or molecular pathology tests. The Company enters into contracts with health care insurers related to tests provided to patients who have health insurance coverage. Insurance carriers are considered third-party payors on behalf of the patients, and the patients who receive genetic, anatomic or molecular pathology test products are considered the customers. Tests may be billed to insurance carriers, patients, or a combination of insurance carriers and patients. The Company also sells tests to laboratory partners and has also identified those parties as customers.

In accordance with ASC 606, a performance obligation represents a promise in a contract to transfer a distinct good or service to a customer and the consideration should be allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The Company has evaluated its contracts with health care insurers, government payors, laboratory partners and patients and identified a single performance obligation in those contracts, the delivery of a test result. The Company satisfies its performance obligation at a point in time upon the delivery of the test result, at which point the Company can bill for its products. The amount of revenue recognized reflects the transaction price and considers the effects of variable consideration, which is discussed below.

The transaction price is an estimate and may be fixed or variable. Variable consideration includes reimbursement from healthcare insurers, government payors, and patients and is adjusted for estimates of disallowed cases, discounts, and refunds using the expected value approach. Tests billed to healthcare insurers and directly to patients can take up to six months to collect and the Company may be paid less than the full amount billed or not paid at all. For insurance carriers and government payors, management utilizes the expected value method using a portfolio of relevant historical data for payors with similar reimbursement experience. The portfolio estimate is developed using historical reimbursement data from payors and patients, as well as known current reimbursement trends not reflected in the historical data. Such variable consideration is included in the transaction price only to the extent it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainties with respect to the amount are resolved. Management monitors these estimates at each reporting period based on actual cash collections and status of settlement agreements with third-party payors, in order to assess whether a revision to the estimate is required. Both the initial estimate and any subsequent revision to the estimate contain uncertainty and require the use of judgment in the estimation of the transaction price and application of the constraint for variable consideration. If actual results in the future vary from the Company’s estimates, the Company will adjust these estimates, which would affect revenue and earnings in the period such variances become known. The consideration expected from laboratory partners is generally a fixed amount.

During the year ended December 31, 2019, the Company updated its estimate of the variable consideration recognized for previously delivered performance obligations which resulted in a reduction of $16.0 million of revenue for the year ended December 31, 2019. This amount includes (i) adjustments for actual collections versus estimated variable consideration as of the beginning of the reporting period and (ii) cash collections and the related recognition of revenue in the current period for tests delivered in prior periods due to the release of the constraint on variable consideration, offset by (iii) reductions in revenue for the accrual for reimbursement claims and settlements described in Note 9, Commitments and Contingencies.

Once the Company satisfies its performance obligations upon delivery of a test result and bills for the product, the timing of the collection of payments may vary based on the payment practices of the third-party payor. The Company bills patients directly for co-pays and deductibles that they are responsible for and also bills patients directly in cases where the customer does not have insurance.

The Company has established an accrual for refunds of payments previously made by healthcare insurers based on historical experience and executed settlement agreements with healthcare insurers. The refunds are accounted for as reductions in revenues in the statement of operations as an element of variable consideration.

During the years ended December 31, 2018 and 2019, all revenues were with payors located in the United States.

Disaggregation of Revenues

The following table shows a further disaggregation of revenues by payor type (in thousands):

	Year Ended December 31,
	2018	2019
Commercial Third-Party Payors	$94,799	$139,051
Government Health Benefit Programs	29,416	195
Patient/Laboratory Distribution Partners	3,759	4,739

Total revenues	$127,974	$143,985